SCHEDULE OF INVESTMENTS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Investments
Balance	$ 192,583	$ 291,066
Change in fair value	(3,180)	(98,483)
Balance	$ 189,403	$ 192,583